Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2017
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	Shorter of 5 years or term of lease